Income Tax Matters	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax Matters

Note 12 - Income Tax Matters

The significant components of income tax expense for the years ended December 31, 2020, 2019 and 2018 are summarized as follows:

	2020	2019	2018
	(dollars in thousands)
Current tax expense:
Federal	$2,203	$662	$524
State	285	94	94
Total	2,488	756	618
Deferred tax expense (benefit):
Federal	(122)	26	(47)
State	(29)	(11)	8
Total	(151)	15	(39)
Net provision for income taxes	$2,337	$771	$579

The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 21% to income before income taxes is summarized below:

	2020	2019	2018
	(dollars in thousands)
Tax computed at the statutory federal rate	$2,193	$810	$642
Increases (decrease) resulting from:
Tax exempt interest, net	(207)	(133)	(143)
State income taxes, net of federal benefit	202	65	80
Executive compensation limitation	161	—	—
Revalue of deferred tax assets	—	—	—
Other	(12)	29	—
Provision for income taxes	$2,337	$771	$579

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred taxes at December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
	(dollars in thousands)
Deferred tax assets relating to:
Allowance for loan losses	$1,036	$478	$545
Deferred compensation	1,048	1,078	1,012
Other	88	89	104
Lease liability	588	462	—
Net unrealized loss on securities available for sale	—	—	505
Total deferred tax assets	2,760	2,107	2,166
Deferred tax liabilities relating to:
Net unrealized gain on securities available for sale	(1,242)	(96)	—
Premises and equipment	(184)	(184)	(159)
Deferred loans fees and costs	(316)	(159)	(163)
Loan servicing	(220)	(92)	(99)
ROU asset	(560)	(447)	—
2016-01 unrealized gain	(104)	—	—
Total deferred tax liabilities	(2,626)	(978)	(421)
Net recorded deferred tax asset	$134	$1,129	$1,745

The net deferred tax asset is included in other assets on the accompanying consolidated balance sheets.